Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Description of Business and Nature of Operations
1.	Description of Business and Nature of Operations
Wheaton Precious Metals Corp. is a precious metal streaming company which generates its revenue primarily from the sale of precious metals (gold, silver and palladium) and cobalt. Wheaton Precious Metals Corp. (“Wheaton” or the “Company”), which is the ultimate parent company of its consolidated group, is incorporated and domiciled in Canada, and its principal place of business is at Suite 3500 - 1021 West Hastings Street, Vancouver, British Columbia, V6E 0C3. The Company trades on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”) under the symbol WPM.
As of December 31, 2021, the Company has entered into 28 long-term purchase agreements (three of which are early deposit agreements), with 21 different mining companies, for the purchase of precious metals and cobalt (“precious metal purchase agreements” or “PMPA”) relating to 23 mining assets which are currently operating, 10 which are at various stages of development and 2 which have
been placed in care and maintenance, located in 12 countries. Subsequent to December 31, 2021, the Company acquired 3 new PMPAs related to mining assets which are at various stages of development, as disclosed in Note
30
. Pursuant to the PMPAs, Wheaton acquires metal production from the counterparties for an initial upfront payment plus an additional cash payment for each ounce or pound delivered which is either a fixed price or fixed percentage of the market price by contract, generally at or below the prevailing market price.
The consolidated financial statements of the Company for the year ended December 31, 2021 were authorized for issue as of March 10, 2022 in accordance with a resolution of the Board of Directors.
Business Continuity and Employee Health and Safety
In accordance with local government restrictions and guidelines, Wheaton temporarily closed its physical offices in mid-March
2020 and successfully transitioned to telecommuting for all of its employees. During the third quarter of 2020, the physical offices were re-opened
on a voluntary basis and currently all employees attend the physical offices on at least a part-time basis.
Partner Operations
During the second quarter of 2020, six partner operations located in Mexico and Peru on which the Company has PMPAs were temporarily suspended due to government restrictions focused on reducing the impacts of the
COVID-19
pandemic, including the Constancia, Yauliyacu, San Dimas, Los Filos, Peñasquito and Antamina mines. All these mining operations resumed operations during the third quarter of 2020 and remained in operation for the balance of 2020 and are currently all in operation. There can be no assurance that our partners’ operations that are currently operational will continue to remain operational, or operate at expected levels, for the duration of the
COVID-19
pandemic.